Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended		2 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended
	Oct. 25, 2024	Aug. 28, 2024	Jul. 29, 2024	Jun. 06, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Jun. 30, 2024	Aug. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 11, 2024
Related Party Transaction [Line Items]
Proceeds from sale of units		$ 200,000,000
Sale of common stock price per share									$ 9.08			$ 9.18
Exercise price of warrants										$ 11.5	$ 11.5
Warrants redemption covenant, threshold trading days										20 days	20 days
Class B Ordinary Shares
Related Party Transaction [Line Items]
Proceeds from sale of units				$ 3,000	$ 100,000			$ 103,000			$ 103,000
Shares forfeited	2,000,000
Number of shares surrendered		3,833,337	659,417		300,000	300,000	300,000
Consideration received on transaction		$ 0	$ 0		$ 0
Class A Ordinary Shares | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants										$ 9.2	$ 9.2
Founders
Related Party Transaction [Line Items]
Percentage of share owned by advisor and non-managing investors after offering	40.00%										40.00%
Founders | Class B Ordinary Shares
Related Party Transaction [Line Items]
Shares purchased						17,000,000	17,000,000
Proceeds from sale of units						$ 100,000	$ 100,000
Sale of common stock price per share					$ 0.00588235	$ 0.00588235	$ 0.00588235
Shares forfeited	2,000,000
Number of shares surrendered									4,792,754		4,792,754
Consideration received on transaction									$ 0		$ 0
Founders | Class B Ordinary Shares | Maximum
Related Party Transaction [Line Items]
Shares forfeited	2,000,000
Founders | Private Placement Warrants | Class A Ordinary Shares
Related Party Transaction [Line Items]
Shares forfeited											0
Sale of units in private placement									3,719,000
Exercise price of warrants										$ 11.5	$ 11.5
Warrant per share value									$ 0.01561
Fractional share issued										0	0
Period after business combination when warrants become exercisable										30 days	30 days
Period after offering when warrants become exercisable										12 months	12 months
Warrants exercisable expiration period after completion of business combination							5 years			5 years
Period allotted to complete the business combination										21 months	21 months
Net cash settlement value of warrants										$ 0
Redemption price per warrant										$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants										30 days	30 days
Minimum price per share required for redemption of warrants										$ 18	$ 18
Warrants redemption covenant, threshold trading days							20 days			20 days
Warrants redemption covenant, threshold consecutive trading days										30 days
Holding period of shares for completion of initial business combination										6 months	6 months
Number of trading period for transfer of shares										20 months	20 days
Number of consecutive trading period for transfer of shares										30 days	30 days
Period after completion of business combination to allow transfer of shares										30 days	30 days
Founders | Private Placement Warrants | Class A Ordinary Shares | Maximum
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares										90 days	90 days
Founders | Private Placement Warrants | Class A Ordinary Shares
Related Party Transaction [Line Items]
Warrants redemption covenant, threshold consecutive trading days											30 days
GigManagement, LLC | Office Space, Administrative Services and Secretarial Support
Related Party Transaction [Line Items]
Payment to affiliate of sponsor										$ 30,000	$ 30,000